Derivative Instruments - Derivatives by Income Statement Location and Comprehensive Income (Detail) (Cash flow hedging, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI					$ 30,454	$ 74,492	$ 128,982
Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss recognized in comprehensive income	(2,677)	2,466	1,659	8,943	9,112	33,840	54,873
(Gain) loss reclassified from AOCI	4,780	6,677	11,359	14,216	27,569	74,733	130,568
Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified recognized in income	(2,097)	(8,648)	(962)	(5,152)	2,885	(241)	(1,586)
Interest rate swap agreements | Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss recognized in comprehensive income	(1,857)	3,166	3,926	6,298	7,598	28,147	58,082
Cross Currency Swap Agreements | Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss recognized in comprehensive income	(820)	(700)	(2,267)	2,645	1,514	5,580	(1,956)
Natural Gas Hedge Agreements | Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss recognized in comprehensive income						113	(21)
Gasoline and Diesel Fuel Agreements | Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss recognized in comprehensive income							(1,232)
Interest Expense | Interest rate swap agreements | Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI	6,989	5,668	16,183	11,210	23,479	66,260	123,739
Interest Expense | Cross Currency Swap Agreements | Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI	(2,209)	1,009	(4,824)	3,006	4,090	8,077	8,960
Interest Expense | Cross Currency Swap Agreements | Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified recognized in income	(3,465)	(1,513)	(5,111)	1,021	181	0	0
Interest Expense | Foreign exchange forward | Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified recognized in income	1,148	(6,882)	4,285	(6,042)	2,697	(265)	(1,586)
Cost of Services Provided | Natural Gas Hedge Agreements | Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI					0	396	158
Cost of Services Provided | Gasoline and Diesel Fuel Agreements | Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI					0	0	(2,289)
Cost of Services Provided | Gasoline and Diesel Fuel Agreements | Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified recognized in income	$ 220	$ (253)	$ (136)	$ (131)	$ 7	$ 24	$ 0